united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value

	COMMON STOCK - 91.4%
	AUTO MANUFACTURERS - 1.6%
110,300	Tesla Motors, Inc. *	$ 25,343,631

	AUTO PARTS & EQUIPMENT - 10.2%
492,000	BorgWarner, Inc.	18,892,800
7,142,857	Car Charging Group, Inc. *^+#	1,481,608
439,000	Lear Corp.	48,803,630
726,300	Magna International, Inc.	31,201,848
873,800	Mobileye NV *	32,584,002
255,600	WABCO Holdings, Inc. *	27,328,752
		160,292,640
	BIOTECHNOLOGY - 13.1%
300,000	Acceleron Pharma, Inc. *	7,917,000
95,000	Applied Genetic Technologies Corp. *	1,328,100
417,800	Bluebird Bio, Inc. *	17,756,500
627,100	Celgene Corp. *	62,766,439
815,200	Five Prime Therapeutics, Inc. *	33,121,576
80,000	Ligand Pharmaceuticals, Inc. *	8,567,200
340,000	Loxo Oncology, Inc. *	9,295,600
472,800	MacroGenics, Inc. *	8,865,000
379,600	Medivation, Inc. *	17,454,008
1,449,700	Novavax, Inc. *	7,480,452
640,206	Seattle Genetics, Inc. *	22,464,829
441,400	Stemline Therapeutics, Inc. *	2,056,924
1,203,500	Veracyte, Inc. *	6,498,900
		205,572,528
	COMMERCIAL SERVICES - 5.9%
1,198,200	KAR Auction Services, Inc.	45,699,348
704,100	Macquarie Infrastructure Corp.	47,484,504
		93,183,852
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
428,600	Aircastle, Ltd.	9,532,064

	ELECTRIC - 4.5%
1,109,500	8Point3 Energy Partners LP #	16,309,650
895,000	Abengoa Yield plc	15,913,100
1,842,800	Calpine Corp. *	27,955,276
276,959	Ormat Technologies, Inc.	11,421,789
		71,599,815
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
1,000,000	Sunpower Corp. *	22,340,000

	ENERGY-ALTERNATE SOURCES - 3.3%
600,000	Canadian Solar, Inc. *	11,568,000
100,000	First Solar, Inc. *	6,847,000
650,000	NextEra Energy Partners LP	17,673,500
835,000	Pattern Energy Group, Inc.	15,923,450
		52,011,950
	ENGINEERING & CONSTRUCTION - 1.1%
488,400	Chicago Bridge & Iron Co. NV	17,870,556

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value

	FOOD - 1.1%
3,832,600	SunOpta, Inc. *	$ 17,093,396

	FOREST PRODUCTS & PAPER - 1.0%
400,000	Domtar Corp.	16,200,000

	INTERNET - 2.0%
658,200	Splunk, Inc. *	32,205,726

	IRON/STEEL - 2.2%
1,515,500	Steel Dynamics, Inc.	34,113,905

	MACHINERY - DIVERSIFIED - 1.8%
350,000	Wabtec Corp.	27,751,500

	PHARMACEUTICALS - 7.0%
711,400	AbbVie, Inc.	40,635,168
221,100	ACADIA Pharmaceuticals, Inc. *	6,181,956
225,800	Agios Pharmaceuticals, Inc. *	9,167,480
915,000	Collegium Pharmaceutical, Inc. *	16,607,250
921,151	ESSA Pharma, Inc. *+	2,650,980
1,458,333	ESSA Pharma, Inc. *+	4,196,937
3,062,500	Entasis Therapeutics *+	2,909,375
293,000	Portola Pharmaceuticals, Inc. *	5,977,200
220,100	Sarepta Therapeutics, Inc. *	4,296,352
7,453,558	SFJ Pharmaceuticals LP *+	13,975,423
616,300	Zosano Pharma Corp. *#	1,417,490
		108,015,611
	RETAIL - 3.5%
730,400	Lowe's Cos., Inc.	55,327,800

	SEMICONDUCTORS - 12.5%
312,700	ASML Holding NV	31,391,953
500,000	Cirrus Logic, Inc. *	18,205,000
799,100	Inphi Corp. *	26,641,994
1,046,700	Integrated Device Technology, Inc. *	21,394,548
661,300	Lam Research Corp.	54,623,380
292,600	Linear Technology Corp.	13,038,256
390,500	Synaptics, Inc. *	31,138,470
		196,433,601
	SOFTWARE - 11.8%
150,000	athenahealth, Inc. *	20,817,000
700,000	CyberArk Software, Ltd. *	29,841,000
321,900	Imperva, Inc. *	16,255,950
492,900	Proofpoint, Inc. *	26,508,162
1,005,800	Qlik Technologies, Inc. *	29,087,736
621,600	Red Hat, Inc. *	46,315,416
372,600	Tableau Software, Inc. *	17,091,162
		185,916,426

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value

	TELECOMMUNICATIONS - 3.8%
363,500	Palo Alto Networks, Inc. *	$ 59,301,390

	TRANSPORTATION - 3.2%
1,618,300	XPO Logistics, Inc. *	49,681,810

	TOTAL COMMON STOCK (Cost $1,488,345,864)	1,439,788,201

	PREFERRED STOCK - 0.5%
	AUTO PARTS & EQUIPMENT - 0.5%
70,595	Car Charging Group, Inc., 0.00% *^+#	3,388,556
31,668	Car Charging Group, Inc., 0.00% *^+#	1,817,426
122,526	Collegium Pharmaceutical, Inc. *	2,223,845

	TOTAL PREFERRED STOCK (Cost $9,051,553)	7,429,827

	WARRANTS - 0.0%
10,204,081	Car Charging Group, Inc., $0.70, 10/11/2018 *^+#	1,881
7,142,858	Car Charging Group, Inc., $0.70, 12/23/2019 *^+#	1,172
2,618,997	Car Charging Group, Inc., $0.70, 10/13/2020 *^+#	1,056
1,904,857	Car Charging Group, Inc., $0.70, 3/11/2021 *^+#	1,095
1,318,889	Car Charging Group, Inc., $1.00, 7/23/2020 *^+#	427
	TOTAL WARRANTS (Cost $6,525)	5,631

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.8%
520,000	Crown Castle International Corp.	44,980,000
250,000	Extra Space Storage, Inc.	23,365,000
340,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,534,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $64,618,788)	74,879,800

	SHORT-TERM INVESTMENTS - 3.3%
52,480,458	Fidelity Institutional Money Market Fund - Institutional Class, 0.39%** (Cost $52,480,458)	52,480,458

	TOTAL INVESTMENTS - 100.0% (Cost $1,614,503,188)(a)	$ 1,574,583,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(357,315)
	TOTAL NET ASSETS - 100.0%	$ 1,574,226,602

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2016.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
# Affilliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
+ Fair valued security. As of March 31, 2016 fair valued securities had a market value of $30,425,936 and represented 1.9% of Total Net Assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,612,457,951 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 139,106,193
	Unrealized depreciation	(176,980,227)
	Net unrealized depreciation	$ (37,874,034)

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value

	COMMON STOCK - 93.5%
	BIOTECHNOLOGY - 48.5%
123,500	Acceleron Pharma, Inc. *	$ 3,259,165
90,000	Alnylam Pharmaceuticals, Inc. *	5,649,300
184,100	Applied Genetic Technologies Corp. *	2,573,718
75,000	BioMarin Pharmaceutical Inc. *	6,186,000
121,700	Bluebird Bio, Inc. *	5,172,250
246,500	Blueprint Medicines Corp. *	4,449,325
75,300	Celgene Corp. *	7,536,777
145,000	Coherus Biosciences, Inc. *	3,078,350
150,000	CytomX Therapeutics, Inc. *	1,935,000
250,000	Dynavax Technologies Corp. *	4,810,000
275,000	Epizyme, Inc. *	3,333,000
340,000	Five Prime Therapeutics, Inc. *	13,814,200
40,000	Incyte Corp. *	2,898,800
246,700	Infinity Pharmaceuticals, Inc. *	1,300,109
210,000	Insmed, Inc. *	2,660,700
90,000	Juno Therapeutics, Inc. *	3,428,100
148,600	Kite Pharma, Inc. *	6,822,226
400,000	Loxo Oncology, Inc. *	10,936,000
253,000	MacroGenics, Inc. *	4,743,750
104,500	Medivation, Inc. *	4,804,910
730,000	Novavax, Inc. *	3,766,800
190,000	OncoMed Pharmaceuticals, Inc. *	1,920,900
120,000	Prothena Corp. PLC *	4,939,200
110,000	Repligen Corp. *	2,950,200
170,000	Sage Therapeutics, Inc. *	5,450,200
195,300	Seattle Genetics, Inc. *	6,853,077
150,000	Spark Therapeutics, Inc. *	4,426,500
410,000	Stemline Therapeutics, Inc. *	1,910,600
87,400	Ultragenyx Pharmaceutical, Inc. *	5,533,294
1,048,500	Veracyte, Inc. *	5,661,900
34,600	Vertex Pharmaceuticals, Inc. *	2,750,354
		145,554,705
	HEALTHCARE-PRODUCTS - 3.0%
306,200	Accuray, Inc. *	1,769,836
180,000	AtriCure, Inc. *	3,029,400
75,000	Natus Medical, Inc. *	2,882,250
156,800	Tandem Diabetes Care, Inc. *	1,365,728
		9,047,214

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value

	PHARMACEUTICALS - 37.4%
110,000	AbbVie, Inc.	$ 6,283,200
113,600	ACADIA Pharmaceuticals, Inc. *	3,176,256
75,000	Agios Pharmaceuticals, Inc. *	3,045,000
184,900	Cempra, Inc. *	3,239,448
264,000	Cidara Therapeutics, Inc. *	3,352,800
582,700	Colegium Pharmaceutical, Inc. *	10,576,005
249,600	DBV Technologies SA *	8,124,480
377,000	Dicerna Pharmaceuticals, Inc. *	2,020,720
437,500	Entasis Therapeutics *+	415,625
208,333	ESSA Pharma, Inc. *+	599,561
131,593	ESSA Pharma, Inc. *+	378,711
52,000	Galapagos NV *	2,174,640
165,000	Global Blood Therapeutics, Inc. *	2,616,900
73,500	GW Pharmaceuticals PLC *	5,303,025
180,000	Immune Design Corp. *	2,340,000
125,000	Neurocrine Biosciences, Inc. *	4,943,750
100,000	Portola Pharmaceuticals, Inc. *	2,040,000
200,000	Proteostasis Therapeutics, Inc. *	1,928,000
112,200	Sarepta Therapeutics, Inc. *	2,190,144
178,200	Seres Therapeutics, Inc. *	4,732,992
1,863,389	SFJ Pharamceuticals LP *+	3,493,856
575,000	Supernus Pharmaceuticals, Inc. *	8,768,750
180,000	TESARO, Inc. *	7,925,400
537,600	TG Therapeutics, Inc. *	4,580,352
517,700	Tracon Pharmaceuticals, Inc. *	3,618,723
174,900	uniQure NV *	2,077,812
300,000	Voyager Therapeutics, Inc. *	2,619,000
344,000	Xencor, Inc. *	4,616,480
272,000	Zosano Pharma Corp. *	625,600
		107,807,230
	SOFTWARE - 6.1%
51,200	athenahealth, Inc. *	7,105,536
1,708,600	Caslight Health, Inc. *	5,689,638
108,200	Cerner Corp. *	5,730,272
		18,525,446

	TOTAL COMMON STOCK (Cost $328,318,088)	280,934,595

	PREFERRED STOCK - 1.5%
	PHARMACEUTICALS - 1.5%
245,052	Collegium Pharmaceutical, Inc. * (Cost $2,042,072)	4,447,693

	SHORT-TERM INVESTMENTS - 5.1%
15,270,945	Fidelity Institutional Money Market Fund - Institutional Class, 0.39%** (Cost $15,270,945)	15,270,945

	TOTAL INVESTMENTS - 100.1% (Cost $345,631,105)(a)	$ 300,653,233
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(375,378)
	TOTAL NET ASSETS - 100.0%	$ 300,277,855

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2016.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of March 31, 2016 fair valued securities had a market value of $4,887,753 and represented 1.6% of Total Net Assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $345,664,173 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 26,870,582
	Unrealized depreciation	(71,881,522)
	Net unrealized depreciation	$ (45,010,940)

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value

	COMMON STOCK - 40.4%
	AGRICULTURE - 0.6%
2,200	Bunge Ltd.	$ 124,674

	AUTO MANUFACTURERS - 1.3%
10,000	New Flyer Industries, Inc.	258,337

	AUTO PARTS & EQUIPMENT - 4.8%
18,000	Cie Generale des Etablissement Michelin - ADR	365,220
10,000	GKN PLC - ADR	43,100
11,000	Johnson Controls, Inc.	428,670
3,500	Magna International, Inc.	150,360
		987,350
	BANKS - 0.9%
11,300	Nordea Bank - ADR	107,802
2,800	Westpac Banking Corp. - ADR	65,128
		172,930
	CHEMICALS - 0.2%
2,000	Croda International PLC - ADR *	44,340

	COMMERCIAL SERVICES - 3.3%
4,000	Atlantia SpA - ADR	55,400
5,200	KAR Auction Services, Inc.	198,328
6,455	Macquarie Infrastructure Corp.	435,325
		689,053
	ELECTRIC - 7.1%
10,000	Abengoa Yield PLC	177,800
7,557	Energias de Portugal - ADR	268,198
6,900	Hydro One Limited	129,575
20,000	NRG Yield, Inc.	284,800
3,400	Ormat Technologies, Inc.	140,216
7,036	Red Electrica Corp. - ADR	121,793
15,951	SSE PLC - ADR	344,861
		1,467,243
	ELECTRICAL COMPONENETS & EQUIPMENT - 2.1%
34,500	Schneider Electric - ADR	434,010

	ELECTRONICS - 0.4%
2,800	National Instruments Corp.	84,308

	ENERGY-ALTERNATE SOURCES - 2.6%
16,500	Pattern Energy Group, Inc.	314,655
8,700	Terraform Global, Inc.	20,706
4,650	Terraform Power, Inc.	40,223
17,000	TransAlta Renewables, Inc.	165,070
		540,654
	ENGINEERING & CONSTRUCTION - 0.6%
6,400	Vinci SA - ADR	118,400

	HEALTHCARE - PRODUCTS - 0.5%
1,000	Stryker Corp. +	107,290

	INSURANCE - 2.4%
24,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	487,200

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value

	MACHINERY - CONSTRUCTION & MINING - 1.2%
12,500	ABB, Ltd. - ADR	$ 242,750

	MISCELLANEOUS MANUFACTURING - 1.3%
4,200	Eaton Corp. PLC	262,752

	PHARMACEUTICALS - 1.4%
5,052	AbbVie, Inc.	288,570

	PIPELINES- 0.1%
1,000	Spectra Energy Corp.	30,600

	PRIVATE EQUITY - 2.4%
41,600	Hercules Capital, Inc.	499,616

	REAL ESTATE - 0.0%
37	RMR Group, Inc.	925

	RETAIL - 1.3%
23,762	Kingfisher PLC - ADR	258,293

	SEMICONDUCTORS - 4.0%
4,900	Lam Research Corp. +	404,740
16,000	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	419,200
		823,940
	TELECOMMUNICATIONS - 1.0%
20,500	Telefonaktiebolaget LM Ericsson - ADR	205,615

	TRANSPORTATION - 0.9%
2,300	Norfolk Southern Corp.	191,475

	TOTAL COMMON STOCK (Cost $7,877,716)	8,320,325

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.1%
27,500	Brandywine Realty Trust	385,825
4,550	Crown Castle International Corp.	393,575
650	Digital Realty Trust, Inc. +	57,519
7,000	Government Properties Income Trust	124,950
25,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	480,500
12,700	Lexington Realty Trust	109,220
5,500	Liberty Property Trust	184,030
1,700	Ventas, Inc.	107,032
3,600	Welltower, Inc.	249,624
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,901,304)	2,092,275

	MUTUAL FUNDS - 4.8%
	CLOSED-END FUNDS - 1.6%
14,450	BlackRock Taxable Municipal Bond Trust	332,206

	DEBT FUNDS - 3.2%
5,211	PowerShares Build America Bond Portfolio	157,320
48,000	Stone Ridge Reinsurance Risk Premium Interval Fund	492,480
		649,800

	TOTAL MUTUAL FUNDS (Cost $930,711)	982,006

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value

	PREFERRED STOCK - 2.6%
	BANKS - 1.1%
7,800	BB&T Corp., 5.85%, 5/1/2017	$ 204,048
1,000	BB&T Corp., 5.63%, 5/1/2017	25,300
		229,348
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.3%
4,250	Anally Capital Management, Inc., 7.63%, 5/16/2017	105,060
6,049	Digital Realty Trust, Inc., 7.38%, 3/26/2019	167,860
		272,920
	SEMICONDUCTORS - 0.2%
400	Federal Agricultural Mortgage Corp., 6.00%, 7/18/2024	10,786
600	Federal Agricultural Mortgage Corp., 6.88%, 4/17/2019	15,975
		26,761

	TOTAL PREFERRED STOCK (Cost $520,442)	529,029

	LIMITED PARTNERSHIPS - 9.1%
	ELECTRIC - 3.2%
20,496	8Point3 Energy Partners LP	301,291
2,000	Brookfield Renewable Energy Parterns LP	84,260
9,300	Brookfield Renewable Partners LP	278,535
		664,086
	ENERGY - ALTERNATIVE SOURCES - 1.7%
12,700	NextEra Energy Partners LP	345,313

	GAS - 0.5%
2,500	AmeriGas Partners LP	108,675

	PIPELINES - 3.7%
20,687	Columbia Pipeline Partners LP	302,030
9,609	Spectra Energy Partners LP +	462,385
		764,415

	TOTAL LIMITED PARTNERSHIPS (Cost $1,720,315)	1,882,489

Par Value
	BONDS - 11.2%
	AGRICULTURE - 0.5%
$ 100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	101,586

	APPAREL - 0.2%
45,000	Wolverine World Wide, Inc., 6.13%, 10/15/2020	47,025

	AUTO MANUFACTURERS - 0.7%
45,000	General Motors Financial Co., Inc., 4.75%, 8/15/2017	46,469
100,000	Tesla Motors, Inc., 0.25%, 3/1/2019	91,375
		137,844
	BANKS - 1.1%
60,000	BB&T Corp., 2.63%, 6/29/2020	61,325
55,000	CIT Group, Inc., 5.00%, 5/15/2017	56,100
55,000	First Horizon National Corp., 3.50%, 12/15/2020	55,020
51,000	Synovus Financial Corp., 5.13%, 6/15/2017	52,147
		224,592
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
45,000	Lazard Group LLC, 4.25%, 11/14/2020	47,042
60,000	TD Ameritrade Holding Corp., 2.95%, 4/1/2022	61,289
		108,331
	ELECTRIC - 0.5%
100,000	NRG Yield, Inc., 3.50%, 2/1/2019	94,187

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Par Value		Value

	ENERGY - ALTERNATIVE SOURCES - 0.4%
$ 100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	$ 89,625

	HOME BUILDERS - 0.2%
45,000	Lennar Corp., 6.95%, 6/1/2018	48,713

	INSURANCE - 0.2%
45,000	Chubb INA Holdings, Inc., 5.70%, 2/15/2017	46,776

	MUNICIPAL - 1.0%
25,000	City of Auburn NY, 2.63%, 3/1/2020	25,452
25,000	County of Ottawa MI, 7.00%, 5/1/2027	27,820
95,000	Detroit City School District, 6.25%, 5/1/2018	101,457
20,000	Fraser Public School District, 5.45%, 5/1/2020	21,953
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	30,658
		207,340
	PACKAGING & CONTAINERS - 0.2%
45,000	WestRock RKT Co., 4.45%, 3/1/2019	47,084

	PIPELINES - 1.3%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	99,478
50,000	Spectra Energy Capital, LLC., 8.00%, 10/1/2019	55,014
100,000	Spectra Energy Capital, LLC., 5.63%, 3/1/2020	102,866
		257,358
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.2%
55,000	Boston Properties LP, 5.63%, 11/15/2020	61,853
100,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	99,368
35,000	DDR Corp., 7.88%, 9/1/2020	42,095
100,000	Digital Realty Trust LP, 5.25%, 3/15/2021	110,088
45,000	HCP, Inc., 2.63%, 2/1/2020	44,421
45,000	Highwoods Realty LP, 3.20%, 6/15/2021	44,929
120,000	Lexington Realty Trust, 4.40%, 6/15/2024	121,134
55,000	Simon Property Group LP, 3.75%, 2/1/2024	58,908
125,000	SL Green Realty Corp., 4.50%, 12/1/2022	129,088
100,000	Vornado Realty LP, 2.50%, 6/30/2019	100,904
50,000	WP Carey, Inc., 4.60%, 4/1/2024	50,945
		863,733
	RETAIL - 0.2%
40,000	AutoZone, Inc., 4.00%, 11/15/2020	42,712

	TOTAL BONDS (Cost $2,292,538)	2,316,906

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Par Value		Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.0%
$ 96,513	Fannie Mae Pool, 2.50%, 3/1/2028	$ 99,567
69,582	Fannie Mae Pool, 3.00%, 3/1/2027	72,880
93,115	Fannie Mae Pool, 3.00%, 9/1/2043	95,737
107,662	Fannie Mae Pool, 3.50%, 4/1/2042	113,149
94,690	Fannie Mae Pool, 3.50%, 9/1/2042	99,539
91,488	Fannie Mae Pool, 3.50%, 3/1/2045	95,996
96,819	Fannie Mae Pool, 4.50%, 7/1/2040	105,696
78,872	Fannie Mae Pool, 4.50%, 9/1/2040	86,107
46,491	Fannie Mae Pool, 4.50%, 6/1/2044	50,593
30,393	Freddie Mac Gold Pool, 3.00%, 5/1/2027	31,931
52,022	Freddie Mac Gold Pool, 3.50%, 10/1/2026	55,033
105,959	Freddie Mac Gold Pool, 3.50%, 1/1/2030	112,061
92,356	Freddie Mac Gold Pool, 3.50%, 10/1/2043	96,781
125,609	Freddie Mac Gold Pool, 3.50%, 1/1/2044	131,627
149,762	Freddie Mac Gold Pool, 4.00%, 1/1/2045	159,984
157,016	Freddie Mac Gold Pool, 4.00%, 2/1/2045	167,753
98,148	Freddie Mac Gold Pool, 4.00%, 11/1/2045	104,905
121,637	Ginnie Mae II Pool, 3.00%, 9/20/2045	126,205
99,505	Ginnie Mae II Pool, 3.00%, 1/20/2046	103,242
98,175	Ginnie Mae II Pool, 3.50%, 11/20/2045	103,919
43,714	Ginnie Mae II Pool, 4.00%, 3/20/2045	46,762
101,420	Ginnie Mae II Pool, 4.00%, 8/20/2045	108,560
94,012	Ginnie Mae II Pool, 4.00%, 9/20/2045	100,647
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,254,337)	2,268,674

Shares
	SHORT-TERM INVESTMENTS - 11.8%
2,434,608	Fidelity Institutional Money Market Fund - Institutional Class, 0.39%** (Cost $2,434,608)	2,434,608

	TOTAL INVESTMENTS - 101.0% (Cost $19,931,971)(a)	$ 20,826,312
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%)	(209,464)
	TOTAL NET ASSETS - 100.0%	$ 20,617,528

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2016.
+ Subject to written options.
ADR - American Depository Receipts
PLC - Public Limited Company

Shares	SCHEDULE OF CALL OPTIONS WRITTEN	Value
(6)	Digital Realty Trust, Inc.
	May 2016, Exercise Price $90.00	$ (1,140)
(10)	Lam Research Corp.
	June 2016, Exercise Price $85.00	(3,090)
(10)	Spectra Energy Partners LP
	June 2016, Exercise Price $28.00	(3,100)
(10)	Stryker Corp.
	June 2016, Exercise Price $105.00	(5,200)
	TOTAL CALL OPTIONS WRITTEN (Proceeds $9,465)	$ (12,530)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including written options is $19,922,506 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,036,994
	Unrealized depreciation	(145,718)
	Net unrealized appreciation	$ 891,276

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund's assets and liabilities measured at fair value:

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Eventide Gilead Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,414,573,878	$ 8,329,525	$ 16,884,798	$ 1,439,788,201
Real Estate Investment Trust (REITs)	74,879,800	-	-	74,879,800
Preferred Stock	2,223,845	-	5,205,982	7,429,827
Warrants	-	5,631	-	5,631
Short-Term Investments	52,480,458	-	-	52,480,458
Total	$ 1,544,157,981	$ 8,335,156	$ 22,090,780	$ 1,574,583,917

Eventide Healthcare & Life Sciences Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 276,046,842	$ 978,272	$ 3,909,481	$ 280,934,595
Preferred Stock	4,447,693	-	-	4,447,693
Short-Term Investments	15,270,945	-	-	15,270,945
Total	$ 295,765,480	$ 978,272	$ 3,909,481	$ 300,653,233

Eventide Multi-Asset Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,320,325	$ -	$ -	$ 8,320,325
Real Estate Investment Trust (REITs)	2,092,275	-	-	2,092,275
Preferred Stock	529,029	-	-	529,029
Mutual Funds	982,006	-	-	982,006
Limited Partnerships	1,882,489	-	-	1,882,489
Bonds	-	2,316,906	-	2,316,906
U.S. Government and Agency Obligations	-	2,268,674	-	2,268,674
Short-Term Investments	2,434,608	-	-	2,434,608
Total	$ 16,240,732	$ 4,585,580	$ -	$ 20,826,312

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (12,530)	$ -	$ -	$ (12,530)
Total	$ (12,530)	$ -	$ -	$ (12,530)

For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund
	Entasis Therapeutics	SFJ Pharmaceuticals LP	Car Charging Group, Inc.	Total
Beginning Balance 6/30/2015	$ -	$ -	$ 5,815,892	$ 5,815,892
Total realized gain (loss)	-	-	-	-
Appreciation (Depreciation)	(153,125)	6,521,864	(1,403,425)	4,965,314
Cost of Purchases	3,062,500	7,453,559	793,515	11,309,574
Proceeds from Short Sales	-	-	-	-
Accrued Interest	-	-	-	-
Net transfers in/out of level 3	-	-	-	-
Ending Balance 3/31/2016	$ 2,909,375	$ 13,975,423	$ 5,205,982	$ 22,090,780

Eventide Healthcare & Life Sciences Fund
	Entasis Therapeutics	SFJ Pharmaceuticals LP	Total
Beginning Balance 6/30/2015	$ -	$ -	$ -
Total realized gain (loss)	-	-	-
Appreciation (Depreciation)	(21,875)	1,257,283	1,235,408
Cost of Purchases	437,500	2,236,573	2,674,073
Proceeds from Short Sales	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending Balance 3/31/2016	$ 415,625	$ 3,493,856	$ 3,909,481

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 securities are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Option Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.
Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended March 31, 2016, the Multi-Asset Income Fund's unrealized depreciation and realized gain on written option contracts subject to equity price risk amounted to $3,065 and $0 respectively and serve as an indicator of the volume of derivative activity for the Fund during the period.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The number of option contracts written and the premiums received during the period ended March 31, 2016, were as follows:
Multi-Asset Income Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	36	9,465
Options exercised	-	-
Options expired	-	-
Options closed	-	-
Options outstanding, end of period	36	$ 9,465

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/26/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer /Treasurer

Date 5/26/2016